Intangible Assets	12 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible Assets	Intangible Assets

2024	Client relationship £’000	Software and licences £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2023 as restated (1)	£108,173	£657	£120	£1,161	£110,111
Additions	—	60	—	—	60
On acquisition of subsidiaries	68,393	—	—	9,378	77,771
Disposals	—	(153)	—	—	(153)
Effect of foreign exchange translations	(404)	(8)	—	3	(409)
At 30 June 2024	£176,162	£556	£120	£10,542	£187,380

Amortisation
At 1 July 2023 as restated (1)	£42,831	£631	£88	£1,088	£44,638
Charge for the year	14,955	25	24	469	15,473
Disposals	—	(152)	—	—	(152)
Effect of foreign exchange translations	(396)	43	—	(23)	(376)
At 30 June 2024	£57,390	£547	£112	£1,534	£59,583
Net book value
At 30 June 2024	£118,772	£9	£8	£9,008	£127,797
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

2023	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2022	£87,273	£798	£146	£120	£1,162	£89,499
Additions	—	5	—	—	—	5
On acquisition of subsidiaries (Restated)(1)	23,242	—	—	—	—	23,242
Disposals	—	(142)	(140)	—	—	(282)
Effect of foreign exchange translations	(2,342)	(4)	(6)	—	(1)	(2,353)
At 30 June 2023 as restated	£108,173	£657	£—	£120	£1,161	£110,111

Amortisation
At 1 July 2022	£31,430	£740	£146	£64	£930	£33,310
Charge for the year	12,246	37	—	24	160	12,467
Disposals	—	(142)	(140)	—	—	(282)
Effect of foreign exchange translations	(845)	(4)	(6)	—	(2)	(857)
At 30 June 2023	£42,831	£631	£—	£88	£1,088	£44,638
Net book value
At 30 June 2023 as restated	£65,342	£26	£—	£32	£73	£65,473
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).